CONSOLIDATED STATEMENTS OF INCOME - Parenthetical - shares	Dec. 31, 2019	Dec. 31, 2018
Voting Common Stock
Common Stock, Shares, Outstanding	1,700	1,700
Nonvoting Common Stock
Common Stock, Shares, Outstanding	168,300	168,300